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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06463
AIM International Mutual Funds (Invesco International Mutual Funds)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices)          (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 07/31/11

Item 1. Schedule of Investments.

Invesco Asia Pacific Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011

invesco.com/us	APG-QTR-1 07/11	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—87.56%

Australia—11.79%
BHP Billiton Ltd.	303,762	$13,896,720
Brambles Ltd.	950,377	7,225,409
Coca-Cola Amatil Ltd.	466,285	5,789,073
Cochlear Ltd.	81,002	6,307,210
Computershare Ltd.	540,782	4,870,923
CSL Ltd.	388,063	13,085,136
QBE Insurance Group Ltd.	525,021	9,446,913
Toll Holdings Ltd.	494,339	2,456,608
WorleyParsons Ltd.	342,058	10,338,784

		73,416,776

China—16.99%
Anta Sports Products Ltd.	2,750,000	4,140,721
China Merchants Bank Co., Ltd. -Class H	3,954,500	9,362,626
China Yurun Food Group Ltd.	1,051,000	3,303,887
CNOOC Ltd. -ADR	69,542	15,459,882
Franshion Properties China Ltd.	15,336,000	4,222,648
Industrial & Commercial Bank of China Ltd. -Class H	28,518,000	21,771,035
Lee & Man Paper Manufacturing Ltd.	12,585,000	6,344,611
Minth Group Ltd.	5,356,000	8,604,016
NetEase.com Inc. -ADR(a)	182,413	9,215,505
Stella International Holdings Ltd.	5,052,500	13,808,364
Vinda International Holdings Ltd.	4,927,000	6,024,409
Want Want China Holdings Ltd.	3,912,000	3,488,510

		105,746,214

Hong Kong—5.40%
Cheung Kong (Holdings) Ltd.	619,000	9,435,078
Dickson Concepts (International) Ltd.	4,471,000	3,384,644
Hongkong Land Holdings Ltd.	562,000	3,776,640
Hutchison Whampoa Ltd.	994,000	11,562,300
Li & Fung Ltd.	1,364,400	2,276,588
Paliburg Holdings Ltd.	8,477,240	3,197,850

		33,633,100

India—1.12%
Infosys Technologies Ltd.	111,358	6,982,773

Indonesia—8.61%
PT Bank Central Asia Tbk	6,614,000	6,434,837
PT Indocement Tunggal Prakarsa Tbk	2,556,000	4,635,018
PT Perusahaan Gas Negara	35,200,500	16,423,491
PT Summarecon Agung Tbk	103,924,500	15,642,446
PT Telekomunikasi Indonesia Tbk	12,087,500	10,427,450

		53,563,242

Malaysia—6.43%
Kossan Rubber Industries Berhad (b)	13,962,600	14,581,122
Parkson Holdings Berhad	6,240,177	12,234,404
Public Bank Berhad	2,924,900	13,211,614

		40,027,140

Philippines—11.78%
Ayala Corp.	1,142,700	8,840,481
Energy Development Corp.	58,629,450	9,437,608
First Gen Corp. (a)	34,352,089	12,195,815
GMA Holdings, Inc. -PDR (b)	48,713,000	7,965,081
Manila Water Co.	8,242,000	3,864,966
Philippine Long Distance Telephone Co.	207,945	11,756,487
SM Investments Corp.	1,495,395	19,270,006

		73,330,444

Singapore—3.54%
Keppel Corp. Ltd.	1,344,200	12,324,754
United Overseas Bank Ltd.	570,000	9,680,674

		22,005,428

South Korea—8.94%
CJ CheilJedang Corp.	11,974	3,476,092
Hyundai Department Store Co., Ltd.	61,229	10,688,224
Hyundai Mobis	25,525	9,201,950
Lotte Confectionery Co., Ltd.	3,673	6,275,744
MegaStudy Co., Ltd.	36,292	5,185,211
NHN Corp. (a)	83,279	16,591,488
S1 Corp.	79,082	4,216,426

		55,635,135

Taiwan—4.64%
Hon Hai Precision Industry Co., Ltd.	1,614,976	4,605,902
Taiwan Semiconductor Manufacturing Co. Ltd.	6,371,464	15,897,197
Wistron Corp.	4,998,244	8,400,556

		28,903,655

Thailand—8.32%
BEC World PCL	3,309,200	4,542,693
CP ALL PCL	3,526,100	5,841,234
Kasikornbank PCL	3,112,500	14,765,973
Major Cineplex Group PCL	15,571,400	8,554,713
Siam Commercial Bank PCL	2,957,600	12,395,888
Thai Stanley Electric PCL -Class F	960,700	5,679,651

		51,780,152

Total Common Stocks & Other Equity Interests (Cost $362,662,121)		545,024,059

See accompanying notes which are an integral part of this schedule.
Invesco Asia Pacific Growth Fund

	Shares	Value

Money Market Funds—12.32%
Liquid Assets Portfolio — Institutional Class (c)	38,354,531	$38,354,531
Premier Portfolio — Institutional Class (c)	38,354,532	38,354,532
Total Money Market Funds (Cost $76,709,063)		76,709,063

TOTAL INVESTMENTS—99.88% (Cost $439,371,184)		621,733,122

OTHER ASSETS LESS LIABILITIES—0.12%		753,800

NET ASSETS—100.00%		$622,486,922

Investment Abbreviations:

ADR	— American Depositary Receipt

PDR	— Philippine Deposit Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of July 31, 2011 was $22,546,203, which represented 3.62% of the Fund’s Net Assets. See Note 3.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Asia Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Asia Pacific Growth Fund

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded.
Invesco Asia Pacific Growth Fund

Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$35,520,203	$37,896,573	$—	$73,416,776
China	53,880,164	51,866,050	—	105,746,214
Hong Kong	10,359,134	23,273,966	—	33,633,100
India	—	6,982,773	—	6,982,773
Indonesia	15,642,446	37,920,796	—	53,563,242
Malaysia	26,815,526	13,211,614	—	40,027,140
Philippines	52,136,349	21,194,095	—	73,330,444
Singapore	9,680,674	12,324,754	—	22,005,428
South Korea	55,635,135	—	—	55,635,135
Taiwan	28,903,655	—	—	28,903,655
Thailand	18,075,539	33,704,613	—	51,780,152
United States	76,709,063	—	—	76,709,063

	$383,357,888	$238,375,234	$—	$621,733,122

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
Invesco Asia Pacific Growth Fund

NOTE 3 — Investments in Other Affiliates
The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the nine months ended July 31, 2011.

				Change in
				Unrealized	Realized
	Value	Purchases	Proceeds	Appreciation	Gain	Value	Dividend
	10/31/10	at Cost	from Sales	(Depreciation)	(Loss)	7/31/11	Income

GMA Holdings, Inc.-PDR	$8,314,922	$—	$—	$(349,841)	$—	$7,965,081	$354,379
Kossan Ruber Industries Berhad	11,153,408	2,985,675	—	442,039	—	14,581,122	368,406

Total	$19,468,330	$2,985,675	$—	$92,198	—	$22,546,203	$722,785

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2011 was $85,007,420 and $97,384,417, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$194,783,429
Aggregate unrealized (depreciation) of investment securities	(13,060,115)

Net unrealized appreciation of investment securities	$181,723,314

Cost of investments for tax purposes is $440,009,808.
Invesco Asia Pacific Growth Fund

Invesco European Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011

invesco.com/us	EGR-QTR-1 07/11	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—93.11%

Austria—0.82%
Andritz AG	78,641	$7,605,781

Belgium—2.39%
Anheuser-Busch InBev N.V.	267,742	15,432,470
D’leteren N.V.	99,763	6,770,643

		22,203,113

Denmark—1.75%
Novo Nordisk A/S -Class B	133,024	16,292,842

France—8.11%
BNP Paribas S.A.	172,385	11,145,481
Cap Gemini S.A.	196,425	9,639,218
Cie Generale des Etablissements Michelin -Class B	79,796	6,683,491
Danone S.A.	189,991	13,519,350
Faurecia	235,408	9,058,423
Lafarge S.A.	114,305	6,100,464
Publicis Groupe S.A.	95,881	4,866,822
SA des Ciments Vicat (Vicat)	81,142	5,993,773
Schneider Electric S.A.	14,285	2,058,685
Total S.A.	117,423	6,329,527

		75,395,234

Germany—7.74%
Bayer AG	97,568	7,841,678
Bayerische Motoren Werke AG	110,749	11,111,596
Deutsche Boerse A.G. (a)	119,315	8,860,828
Fresenius Medical Care AG & Co. KGaA	141,770	10,874,486
SAP AG	191,146	11,988,269
Volkswagen AG	34,285	6,851,273
Wirecard AG	835,563	14,396,441

		71,924,571

Greece—0.89%
Intralot S.A.	1,758,666	3,209,548
Jumbo S.A.	716,646	5,056,417

		8,265,965

Ireland—3.38%
DCC PLC	407,912	11,031,711
Paddy Power PLC	417,196	20,342,340

		31,374,051

Italy—0.33%
Ansaldo STS S.p.A.	319,249	3,079,225

Netherlands—3.69%
Aalberts Industries N.V.	798,426	15,518,660
Koninklijke Ahold N.V.	770,622	10,252,488
Unilever N.V.	261,556	8,513,138

		34,284,286

Norway—3.88%
Prosafe S.E.	2,304,988	17,103,323
TGS Nopec Geophysical Co. A.S.A.	649,772	18,916,813

		36,020,136

Russia—1.80%
Gazprom OAO -ADR	793,714	11,231,981
VimpelCom Ltd. -ADR	444,629	5,513,400

		16,745,381

Spain—0.52%
Prosegur, Compania de Seguridad S.A.	105,356	4,849,232

Sweden—5.74%
Intrum Justitia A.B.	810,101	12,555,792
Kinnevik Investment A.B., Class B	403,826	9,291,416
Swedbank A.B. -Class A	576,007	10,080,086
Telefonaktiebolaget LM Ericsson -Class B	872,425	10,914,073
Volvo A.B. -Class B	654,954	10,532,618

		53,373,985

Switzerland—12.35%
ABB Ltd. (a)	380,150	9,080,825
Aryzta AG	449,957	24,212,324
Dufry Group (a)	132,312	15,627,864
Julius Baer Group Ltd. (a)	240,699	10,134,507
Nestle S.A.	282,999	17,985,611
Novartis AG	261,625	16,023,016
Roche Holding AG	79,238	14,189,668
Syngenta AG (a)	23,638	7,531,511

		114,785,326

Turkey—2.95%
Haci Omer Sabanci Holding A.S.	3,826,299	15,013,756
Tupras-Turkiye Petrol Rafinerileri A.S.	510,985	12,433,535

		27,447,291

United Kingdom—36.77%
Amlin PLC	2,260,983	14,901,638
Balfour Beatty PLC	2,383,493	11,807,045
BG Group PLC	525,644	12,366,017
British American Tobacco PLC	321,997	14,842,554
Bunzl PLC	855,948	10,795,563
Centrica PLC	2,436,700	12,203,786
Chemring Group PLC	1,447,825	12,989,734
Compass Group PLC	1,988,617	18,652,879
Homeserve PLC	2,650,051	20,920,755
IG Group Holdings PLC	2,002,117	14,484,239
Imperial Tobacco Group PLC	540,324	18,709,102
Informa PLC	2,591,598	17,075,228
See accompanying notes which are an integral part of this schedule.
Invesco European Growth Fund

	Shares	Value

United Kingdom—(continued)
International Power PLC	1,817,950	$9,083,012
Kingfisher PLC	2,103,441	8,678,002
Lancashire Holdings Ltd.	1,111,732	12,701,477
Micro Focus International PLC	1,255,397	5,922,193
Mitie Group PLC	3,345,206	13,163,904
Next PLC	268,357	10,418,724
Reed Elsevier PLC	1,328,027	12,020,936
Royal Dutch Shell PLC -Class B	360,177	13,155,313
Shire PLC	408,251	14,140,629
Smiths Group PLC	380,461	7,053,066
Tesco PLC	1,792,407	11,239,092
Ultra Electronics Holdings PLC	504,333	12,953,068
United Business Media Ltd.	671,954	5,920,931
Vodafone Group PLC	3,625,749	10,218,836
William Hill PLC	1,439,895	5,427,765
WPP PLC	871,306	9,837,409

		341,682,897

Total Common Stocks & Other Equity Interests (Cost $655,039,576)		865,329,316

Money Market Funds—6.86%
Liquid Assets Portfolio — Institutional Class (b)	31,849,804	31,849,804
Premier Portfolio — Institutional Class (b)	31,849,804	31,849,804
Total Money Market Funds (Cost $63,699,608)		63,699,608

TOTAL INVESTMENTS—99.97% (Cost $718,739,184)		929,028,924

OTHER ASSETS LESS LIABILITIES—0.03%		296,422

NET ASSETS—100.00%		$929,325,346

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco European Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco European Growth Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
Invesco European Growth Fund

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$—	$7,605,781	$—	$7,605,781
Belgium	—	22,203,113	—	22,203,113
Denmark	16,292,842	—	—	16,292,842
France	2,058,685	73,336,549	—	75,395,234
Germany	54,198,812	17,725,759	—	71,924,571
Greece	8,265,965	—	—	8,265,965
Ireland	11,031,711	20,342,340	—	31,374,051
Italy	—	3,079,225	—	3,079,225
Netherlands	8,513,138	25,771,148	—	34,284,286
Norway	—	36,020,136	—	36,020,136
Russia	5,513,400	11,231,981	—	16,745,381
Spain	4,849,232	—	—	4,849,232
Sweden	—	53,373,985	—	53,373,985
Switzerland	15,627,864	99,157,462	—	114,785,326
Turkey	12,433,535	15,013,756	—	27,447,291
United Kingdom	13,163,904	328,518,993	—	341,682,897
United States	63,699,608	—	—	63,699,608

	$215,648,696	$713,380,228	$—	$929,028,924

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2011 was $142,845,559 and $152,423,423, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Invesco European Growth Fund

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$249,205,315
Aggregate unrealized (depreciation) of investment securities	(39,112,147)

Net unrealized appreciation of investment securities	$210,093,168

Cost of investments for tax purposes is $718,935,756.
Invesco European Growth Fund

Invesco Global Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011

invesco.com/us	GLG-QTR-1 07/11	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—96.14%

Australia—5.50%
BHP Billiton Ltd.	102,103	$4,671,080
Brambles Ltd.	201,330	1,530,647
Cochlear Ltd.	23,258	1,810,981
QBE Insurance Group Ltd.	103,146	1,855,947
WorleyParsons Ltd.	95,249	2,878,924

		12,747,579

Belgium—1.45%
Anheuser-Busch InBev N.V.	58,328	3,361,987

Brazil—1.19%
Banco Bradesco S.A. -ADR	143,735	2,764,024

Canada—1.14%
Suncor Energy, Inc.	68,732	2,634,739

China—1.15%
Industrial & Commercial Bank of China Ltd. -Class H	3,498,000	2,670,421

Denmark—1.54%
Novo Nordisk A/S -Class B	29,231	3,580,227

France—5.33%
BNP Paribas S.A.	35,086	2,268,471
Cap Gemini S.A.	46,341	2,274,105
Cie Generale des Etablissements Michelin -Class B	18,654	1,562,407
Danone S.A.	41,051	2,921,100
Lafarge S.A.	24,883	1,328,007
Schneider Electric S.A.	3,574	515,068
Total S.A.	27,388	1,476,313

		12,345,471

Germany—5.44%
Adidas AG	45,528	3,383,264
Bayer AG	20,691	1,662,965
Bayerische Motoren Werke AG	25,683	2,576,810
Fresenius Medical Care AG & Co. KGaA	27,576	2,115,220
SAP AG	45,545	2,856,485

		12,594,744

Hong Kong—1.04%
Hutchison Whampoa Ltd.	129,000	1,500,540
Li & Fung Ltd.	542,000	904,361

		2,404,901

India—0.95%
Infosys Technologies Ltd. -ADR	35,396	2,202,339

Indonesia—0.70%
PT Perusahaan Gas Negara	3,470,000	1,618,997

Ireland—3.99%
Accenture PLC -Class A	63,447	3,752,255
Cooper Industries PLC	29,657	1,551,358
Ingersoll-Rand PLC	22,703	849,546
WPP PLC	274,875	3,103,454

		9,256,613

Israel—1.84%
Teva Pharmaceutical Industries Ltd. -ADR	91,552	4,269,985

Japan—7.73%
Canon, Inc.	79,100	3,846,935
Fanuc Corp.	12,000	2,273,423
Keyence Corp.	8,900	2,513,602
Komatsu Ltd.	52,600	1,641,257
Nidec Corp.	25,600	2,544,851
Toyota Motor Corp.	49,700	2,034,235
Yamada Denki Co., Ltd.	38,210	3,052,631

		17,906,934

Mexico—1.62%
America Movil SAB de C.V. -Series L -ADR	71,948	1,856,259
Grupo Televisa S.A. -ADR	85,543	1,898,199

		3,754,458

Netherlands—1.89%
Koninklijke Ahold N.V.	113,731	1,513,097
Unilever N.V.	87,783	2,857,165

		4,370,262

Russia—1.10%
Gazprom OAO -ADR	180,556	2,555,079

Singapore—0.78%
United Overseas Bank Ltd.	106,000	1,800,266

South Korea—2.38%
Hyundai Mobis	9,118	3,287,106
NHN Corp. (a)	11,176	2,226,570

		5,513,676

Spain—0.89%
Amadeus IT Holding S.A. — Class A	102,306	2,055,744

Sweden—2.94%
Swedbank A.B. -Class A	121,696	2,129,672
Telefonaktiebolaget LM Ericsson -Class B	214,215	2,679,838
Volvo A.B. -Class B	124,274	1,998,508

		6,808,018

Switzerland—7.25%
ABB Ltd.	88,803	2,121,280

See accompanying notes which are an integral part of this schedule.
Invesco Global Growth Fund

	Shares	Value

Switzerland—(continued)
Julius Baer Group Ltd.	51,227	$2,156,886
Nestle S.A.	49,475	3,144,315
Novartis AG	57,622	3,529,014
Roche Holding AG	18,846	3,374,877
Syngenta AG	7,797	2,484,271

		16,810,643

Taiwan—1.61%
Hon Hai Precision Industry Co., Ltd.	529,408	1,509,868
Taiwan Semiconductor Manufacturing Co., Ltd.	887,428	2,214,188

		3,724,056

United Kingdom—13.02%	106,275	2,500,168
BG Group PLC	106,275	2,500,168
British American Tobacco PLC	40,594	1,871,193
Centrica PLC	423,557	2,121,311
Compass Group PLC	331,845	3,112,648
Imperial Tobacco Group PLC	120,323	4,166,269
Kingfisher PLC	496,092	2,046,688
Next PLC	66,149	2,568,177
Reed Elsevier PLC	269,147	2,436,245
Royal Dutch Shell PLC -Class B	79,674	2,910,059
Smith & Nephew PLC	178,257	1,870,188
Tesco PLC	387,987	2,432,830
Vodafone Group PLC	758,578	2,137,982

		30,173,758

United States—23.67%
Amazon.com, Inc. (a)	11,165	2,484,436
Apple Inc. (a)	17,494	6,831,057
Broadcom Corp. -Class A (a)	40,799	1,512,419
Cameron International Corp. (a)	45,850	2,564,849
Cardinal Health, Inc.	61,618	2,696,404
Carnival Corp. (b)	28,190	938,727
Chubb Corp. (The)	18,822	1,175,999
Comcast Corp. -Class A	103,659	2,489,889
Corning, Inc.	50,946	810,551
Costco Wholesale Corp.	33,135	2,592,814
Delta Air Lines, Inc. (a)	160,429	1,265,785
DIRECTV -Class A (a)	48,468	2,456,358
Exxon Mobil Corp.	13,268	1,058,654
Gilead Sciences, Inc. (a)	45,542	1,929,159
Google, Inc. -Class A (a)	4,697	2,835,532
Home Depot, Inc. (The)	29,989	1,047,516
Johnson Controls, Inc.	33,630	1,242,628
JPMorgan Chase & Co.	30,460	1,232,107
Medco Health Solutions, Inc. (a)	25,621	1,611,048
Microsoft Corp.	106,062	2,906,099
Mosaic Co. (The)	25,391	1,795,651
Occidental Petroleum Corp.	35,411	3,476,652
PepsiCo, Inc.	30,998	1,985,112
UnitedHealth Group, Inc.	101,608	5,042,805

Visa, Inc. -Class A	10,151	868,316

		54,850,567

Total Common Stocks & Other Equity Interests (Cost $180,031,855)		222,775,488

Preferred Stock—0.58%
Germany—0.58%
Volkswagen AG -Pfd. (Cost $1,426,105)	6,682	1,335,284

Money Market Funds—3.77%
Liquid Assets Portfolio — Institutional Class (c)	4,362,330	4,362,330
Premier Portfolio — Institutional Class (c)	4,362,329	4,362,329

Total Money Market Funds (Cost $8,724,659)		8,724,659

TOTAL INVESTMENTS—100.49% (Cost $190,182,619)		232,835,431

OTHER ASSETS LESS LIABILITIES—(0.49)%		(1,127,928)

NET ASSETS—100.00%		$231,707,503

Investment Abbreviations:

ADR	— American Depositary Receipt

Pfd.	— Preferred

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Each unit represents one common share with paired trust share.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Global Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Global Growth Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
Invesco Global Growth Fund

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$4,689,905	$8,057,674	$—	$12,747,579
Belgium	—	3,361,987	—	3,361,987
Brazil	2,764,024	—	—	2,764,024
Canada	2,634,739	—	—	2,634,739
China	—	2,670,421	—	2,670,421
Denmark	3,580,227	—	—	3,580,227
France	515,068	11,830,403	—	12,345,471
Germany	7,096,260	6,833,768	—	13,930,028
Hong Kong	—	2,404,901	—	2,404,901
India	2,202,339	—	—	2,202,339
Indonesia	—	1,618,997	—	1,618,997
Ireland	6,153,159	3,103,454	—	9,256,613
Israel	4,269,985	—	—	4,269,985
Japan	3,052,631	14,854,303	—	17,906,934
Mexico	3,754,458	—	—	3,754,458
Netherlands	2,857,165	1,513,097	—	4,370,262
Russia	—	2,555,079	—	2,555,079
Singapore	1,800,266	—	—	1,800,266
South Korea	5,513,676	—	—	5,513,676
Spain	—	2,055,744	—	2,055,744
Sweden	—	6,808,018	—	6,808,018
Switzerland	—	16,810,643	—	16,810,643
Taiwan	3,724,056	—	—	3,724,056
United Kingdom	—	30,173,758	—	30,173,758
United States	63,575,226	—	—	63,575,226

	$118,183,184	$114,652,247	$—	$232,835,431

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
Invesco Global Growth Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2011 was $45,883,402 and $69,697,203, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$49,436,942
Aggregate unrealized (depreciation) of investment securities	(6,809,488)

Net unrealized appreciation of investment securities	$42,627,454

Cost of investments for tax purposes is $190,207,977.
NOTE 4—Proposed Reorganization
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Global Advantage Fund (the “Target Fund”) in exchange for shares of the Fund.
          The Agreement requires approval of the Target Fund’s shareholders. The Agreement was submitted to the Target Fund’s shareholders for their consideration at meetings held in April, May and June, 2011, which have been further adjourned until September 14, 2011.
Invesco Global Growth Fund

Invesco Global Small & Mid Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011

invesco.com/us	GSMG-QTR-1 07/11	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—93.76%

Australia—0.47%
Computershare Ltd.	357,800	$3,222,771

Brazil—3.51%
Cielo S.A.	610,613	17,019,858
Duratex S.A.	924,840	6,850,004

		23,869,862

Canada—8.72%
Astral Media, Inc. -Class A	158,400	6,053,788
Fairfax Financial Holdings Ltd.	20,671	8,135,974
MacDonald, Dettwiler and Associates Ltd.	105,312	5,839,398
Onex Corp.	302,723	11,350,924
Open Text Corp. (a)	92,641	6,253,970
Paramount Resources Ltd. -Class A (a)	233,932	8,203,415
Precision Drilling Corp. (a)	777,655	13,431,705

		59,269,174

China—3.45%
Anta Sports Products Ltd.	3,080,000	4,637,607
China Yurun Food Group Ltd.	1,191,000	3,743,986
Lee & Man Paper Manufacturing Ltd.	9,293,000	4,684,980
NetEase.com, Inc. -ADR(a)	205,608	10,387,316

		23,453,889

France—0.76%
Faurecia	133,450	5,135,113

Germany—1.05%
Deutsche Boerse A.G. (a)	96,354	7,155,649

Greece—0.41%
Intralot S.A.	1,542,644	2,815,310

Hong Kong—0.49%
Hongkong Land Holdings Ltd.	497,000	3,339,840

Indonesia—1.78%
PT Perusahaan Gas Negara	25,969,500	12,116,585

Ireland—3.47%
Cooper Industries PLC	68,439	3,580,044
DCC PLC	366,961	9,924,218
Shire PLC	291,609	10,100,489

		23,604,751

Israel—0.78%
Check Point Software Technologies Ltd. (a)	91,907	5,298,439

Japan—4.20%
EXEDY Corp.	549,200	20,882,157
THK Co., Ltd.	298,500	7,704,960

		28,587,117

Mexico—1.00%
America Movil SAB de C.V. -Series L -ADR	264,384	6,821,107

Netherlands—0.45%
LyondellBasell Industries N.V. -Class A	76,658	3,024,925

Philippines—5.07%
Ayala Corp.	3,265,289	25,261,857
Energy Development Corp.	57,070,100	9,186,599

		34,448,456

Russia—0.68%
VimpelCom Ltd. -ADR	370,246	4,591,050

Singapore—0.54%
Avago Technologies Ltd.	108,696	3,655,446

South Africa—2.17%
AngloGold Ashanti Ltd. -ADR	87,789	3,681,871
Naspers Ltd. -Class N	208,079	11,087,245

		14,769,116

South Korea—1.63%
NHN Corp. (a)	55,497	11,056,543

Spain—0.56%
Prosegur, Compania de Seguridad S.A.	82,257	3,786,052

Sweden—1.00%
Kinnevik Investment A.B. -Class B	294,904	6,785,288

Switzerland—2.40%
Aryzta AG	217,713	11,715,204
Foster Wheeler AG (a)	169,674	4,598,165

		16,313,369

Thailand—1.90%
Siam Commercial Bank PCL	3,089,900	12,950,384

Turkey—2.54%
Haci Omer Sabanci Holding A.S.	1,770,697	6,947,918
Tupras-Turkiye Petrol Rafinerileri A.S.	424,952	10,340,138

		17,288,056

United Kingdom—15.62%
African Barrick Gold Ltd.	676,174	5,834,596
Bunzl PLC	443,869	5,598,256
Chemring Group PLC	955,565	8,573,229
Compass Group PLC	611,853	5,739,074
Homeserve PLC	2,048,957	16,175,435
See accompanying notes which are an integral part of this schedule.
Invesco Global Small & Mid Cap Growth Fund

	Shares	Value

United Kingdom—(continued)
IG Group Holdings PLC	1,623,859	$11,747,746
Informa PLC	1,662,227	10,951,893
International Power PLC	1,478,861	7,388,824
Lancashire Holdings Ltd.	637,330	7,281,460
Micro Focus International PLC	906,497	4,276,297
Playtech Ltd.	554,800	3,415,557
Smiths Group PLC	274,765	5,093,651
Ultra Electronics Holdings PLC	266,074	6,833,728
United Business Media Ltd.	338,848	2,985,763
William Hill PLC	1,137,590	4,288,209

		106,183,718

United States—29.11%
Abercrombie & Fitch Co. -Class A	88,144	6,445,089
Aetna, Inc.	96,908	4,020,713
Affiliated Managers Group, Inc. (a)	50,666	5,285,984
AGCO Corp. (a)	85,823	4,069,727
Albemarle Corp.	65,805	4,381,297
Allscripts Healthcare Solutions, Inc. (a)	209,890	3,809,503
Altera Corp.	78,155	3,194,976
Amphenol Corp. -Class A	88,276	4,315,814
BE Aerospace, Inc. (a)	113,894	4,532,981
BorgWarner, Inc. (a)	65,450	5,211,129
CareFusion Corp. (a)	127,015	3,351,926
Cavium, Inc. (a)	39,536	1,363,597
Cinemark Holdings, Inc.	192,126	3,744,536
Citrix Systems, Inc. (a)	72,888	5,250,851
Coach, Inc.	104,148	6,723,795
Cognizant Technology Solutions Corp. -Class A (a)	57,032	3,984,826
Complete Production Services, Inc. (a)	94,089	3,658,180
DaVita, Inc. (a)	56,785	4,743,819
Dick’s Sporting Goods, Inc. (a)	118,515	4,385,055
F5 Networks, Inc. (a)	44,516	4,161,356
Gardner Denver, Inc.	56,829	4,846,945
Gentex Corp.	163,612	4,636,764
Hertz Global Holdings, Inc. (a)	244,977	3,446,826
Hospira, Inc. (a)	110,292	5,638,127
Intrepid Potash, Inc. (a)	89,885	2,988,676
Jones Lang LaSalle, Inc.	46,156	3,928,799
Moody’s Corp.	160,501	5,715,441
Navistar International Corp. (a)	101,500	5,207,965
NetApp, Inc. (a)	111,310	5,289,451
NII Holdings, Inc. (a)	132,843	5,625,901
Nordstrom, Inc.	104,899	5,261,734
Oil States International, Inc. (a)	51,767	4,177,597
Pioneer Natural Resources Co.	66,006	6,137,898
Plains Exploration & Production Co. (a)	116,037	4,526,603
Quest Diagnostics, Inc.	60,881	3,288,183
Robert Half International, Inc.	127,966	3,503,709
Salesforce.com, Inc. (a)	20,705	2,996,221
Starwood Hotels & Resorts Worldwide, Inc.	134,977	7,418,336
Teradata Corp. (a)	92,905	5,106,059
Terex Corp. (a)	146,606	3,256,119
TIBCO Software, Inc. (a)	24,100	627,564
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	77,557	4,888,418
United Therapeutics Corp. (a)	56,795	3,258,897
Universal Health Services, Inc. -Class B	97,428	4,836,326
Whiting Petroleum Corp. (a)	80,244	4,702,298

		197,946,011

Total Common Stocks & Other Equity Interests (Cost $495,979,403)		637,488,021

Preferred Stock—0.97%
Brazil—0.97%
Companhia de Transmissao de Energia Eletrica Paulista -Pfd. (Cost $5,406,331)	218,100	6,590,942

Money Market Funds—5.54%
Liquid Assets Portfolio — Institutional Class (b)	18,831,209	18,831,209
Premier Portfolio — Institutional Class (b)	18,831,209	18,831,209

Total Money Market Funds (Cost $37,662,418)		37,662,418

TOTAL INVESTMENTS—100.27% (Cost $539,048,152)		681,741,381

OTHER ASSETS LESS LIABILITIES—(0.27)%		(1,818,306)

NET ASSETS—100.00%		$679,923,075

Investment Abbreviations:

ADR — American Depositary Receipt

Pfd. — Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Global Small & Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Global Small & Mid Cap Growth Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
Invesco Global Small & Mid Cap Growth Fund

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$—	$3,222,771	$—	$3,222,771
Brazil	30,460,804	—	—	30,460,804
Canada	59,269,174	—	—	59,269,174
China	14,131,302	9,322,587	—	23,453,889
France	—	5,135,113	—	5,135,113
Germany	7,155,649	—	—	7,155,649
Greece	2,815,310	—	—	2,815,310
Hong Kong	3,339,840	—	—	3,339,840
Indonesia	—	12,116,585	—	12,116,585
Ireland	13,504,262	10,100,489	—	23,604,751
Israel	5,298,439	—	—	5,298,439
Japan	20,882,157	7,704,960	—	28,587,117
Mexico	6,821,107	—	—	6,821,107
Netherlands	3,024,925	—	—	3,024,925
Philippines	25,261,857	9,186,599	—	34,448,456
Russia	4,591,050	—	—	4,591,050
Singapore	3,655,446	—	—	3,655,446
South Africa	3,681,871	11,087,245	—	14,769,116
South Korea	11,056,543	—	—	11,056,543
Spain	3,786,052	—	—	3,786,052
Sweden	—	6,785,288	—	6,785,288
Switzerland	4,598,165	11,715,204	—	16,313,369
Thailand	12,950,384	—	—	12,950,384
Turkey	10,340,138	6,947,918	—	17,288,056
United Kingdom	3,415,557	102,768,161	—	106,183,718
United States	235,608,429	—	—	235,608,429

	$485,648,461	$196,092,920	$—	$681,741,381

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
Invesco Global Small & Mid Cap Growth Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2011 was $272,574,983 and $326,510,884, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$171,986,093

Aggregate unrealized (depreciation) of investment securities	(30,762,431)

Net unrealized appreciation of investment securities	$141,223,662

Cost of investments for tax purposes is $540,517,719.
Invesco Global Small & Mid Cap Growth Fund

Invesco International Core Equity Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011

invesco.com/us	I-ICE-QTR-1 07/11	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—93.15%
Australia—6.48%
Australia & New Zealand Banking Group Ltd.	197,668	$4,516,029
BHP Billiton Ltd.	198,535	9,082,720
Macquarie Group Ltd.	96,927	2,931,433
Telstra Corp. Ltd.	1,442,627	4,739,193

		21,269,375

Brazil—1.33%
Banco Santander Brasil S.A. (a)(b)	26,100	245,134
Banco Santander Brasil S.A. (a)	46,800	439,551
Companhia Energetica de Minas Gerais -ADR	38,572	744,440
PDG Realty S.A. Empreendimentos e Participacoes	170,400	896,322
Petroleo Brasileiro S.A. -ADR	33,309	1,131,507
Vale S.A. -ADR	28,250	916,430

		4,373,384

Canada—5.34%
Encana Corp.	98,838	2,900,062
Intact Financial Corp.	63,011	3,657,448
Metro Inc. -Class A (c)	69,337	3,438,180
Nexen Inc.	164,810	3,845,509
Toronto-Dominion Bank (The)	45,949	3,679,095

		17,520,294

China—1.18%
China Construction Bank Corp. -Class H	588,000	472,601
China Dongxiang Group Co.	1,538,000	351,263
China Minsheng Banking Corp., Ltd. -Class H	1,140,000	1,003,457
CNOOC Ltd.	310,800	692,396
KWG Property Holding Ltd.	597,500	416,711
Renhe Commercial Holdings Co., Ltd.	4,776,000	943,716

		3,880,144

Denmark—1.31%
Danske Bank A.S. (d)	221,478	4,293,285

Finland—0.57%
Nokia Corp.	321,078	1,858,122

France—7.32%
BNP Paribas S.A.	77,580	5,015,903
Bouygues S.A.	137,067	5,165,458
Sanofi	105,076	8,157,431
Total S.A. -ADR(c)	105,041	5,679,567

		24,018,359

Germany—3.16%
Deutsche Lufthansa AG, REGS (b)	254,475	5,137,812
Muenchener Rueckversicherungs-Gesellschaft AG, REGS (b)	14,347	2,124,545
Salzgitter AG	42,732	3,124,331

		10,386,688

Hong Kong—3.34%
Cheung Kong (Holdings) Ltd.	255,000	3,886,825
China Mobile Ltd.	107,500	1,071,066
Esprit Holdings Ltd.	697,028	2,030,170
Henderson Land Development Co. Ltd.	630,000	3,984,804

		10,972,865

India—0.53%
Canara Bank Ltd.	54,918	570,394
Grasim Industries Ltd.	8,854	440,014
Oil and Natural Gas Corp. Ltd.	117,215	714,222

		1,724,630

Indonesia—0.16%
PT Telekomunikasi Indonesia Tbk	620,000	534,852

Ireland—0.21%
Dragon Oil PLC	79,813	690,215

Italy—2.33%
Eni S.p.A —ADR(c)	113,399	4,907,909
Finmeccanica S.p.A.	358,132	2,745,416

		7,653,325

Japan—23.78%
Asahi Group Holdings, Ltd.	229,600	4,861,687
East Japan Railway Co.	46,200	2,904,755
FUJIFILM Holdings Corp.	235,800	7,137,757
Mitsubishi Corp.	226,100	6,069,254
Mitsubishi UFJ Financial Group, Inc.	1,256,900	6,390,064
Nippon Telegraph & Telephone Corp.	75,700	3,736,815
Nippon Yusen Kabushiki Kaisha	1,294,000	4,752,458
Nissan Motor Co., Ltd.	653,000	6,987,859
Nitto Denko Corp.	65,900	3,178,421
NTT DoCoMo, Inc.	1,949	3,582,534
Seven & I Holdings Co., Ltd.	140,500	4,002,032
Shin-Etsu Chemical Co., Ltd.	56,000	3,025,682
Sumitomo Chemical Co., Ltd.	1,263,000	6,423,025
Toyo Suisan Kaisha, Ltd.	151,000	3,738,711
Toyota Motor Corp.	105,000	4,297,680
Yamada Denki Co., Ltd.	87,560	6,995,246

		78,083,980

See accompanying notes which are an integral part of this schedule.
Invesco International Core Equity Fund

	Shares	Value

Mexico—0.41%
America Movil S.A.B. de C.V. —Series L	576,400	$743,628
Desarrolladora Homex S.A.B. de C.V. —ADR(c)(d)	23,204	609,105

		1,352,733

Netherlands—1.53%
Unilever N.V. (c)	154,111	5,016,012

Norway—2.65%
Statoil A.S.A.	106,685	2,611,472
Yara International A.S.A.	107,157	6,095,414

		8,706,886

Poland—0.26%
KGHM Polska Miedz S.A.	12,270	840,178

Russia—0.62%
Gazprom —ADR	43,788	619,651
Magnitogorsk Iron & Steel Works, REGS-GDR (b)	59,797	663,747
Rosneft Oil Co., REGS —GDR (b)	90,407	763,522

		2,046,920

South Africa—0.95%
Sasol Ltd.	14,807	740,470
Standard Bank Group Ltd.	52,820	767,008
Steinhoff International Holdings Ltd. (d)	255,250	888,988
Tiger Brands Ltd.	23,971	727,982

		3,124,448

South Korea—2.28%
Dongbu Insurance Co., Ltd.	13,700	679,756
Hyundai Mipo Dockyard Co., Ltd.	5,515	872,343
Hyundai Mobis	4,186	1,509,084
KT&G Corp.	9,484	590,236
LG Electronics Inc.	4,239	322,814
POSCO	2,161	950,984
Samsung Electronics Co., Ltd.	1,518	1,213,513
Shinhan Financial Group Co., Ltd.	15,327	734,309
SK Telecom Co., Ltd.	2,799	389,400
SK Telecom Co., Ltd. —ADR (c)	14,627	232,862

		7,495,301

Spain—5.45%
Banco Santander S.A.	461,225	4,813,294
Iberdrola S.A.	620,312	5,030,303
Repsol YPF, S.A.	120,248	3,778,849
Telefonica S.A.	192,119	4,286,471

		17,908,917

Switzerland—7.46%
Actelion Ltd., REGS (b) (d)	68,091	3,456,749
Holcim Ltd., REGS (b) (d)	63,202	4,285,588
Swisscom AG, REGS (b)	20,287	9,722,282
Zurich Financial Services AG (d)	29,702	7,042,219

		24,506,838

Taiwan—0.68%
AU Optronics Corp. —ADR	59,724	329,079
Coretronic Corp	325,000	382,923
HTC Corp.	23,955	712,241
Powertech Technology Inc.	286,000	821,617

		2,245,860

Thailand—0.36%
Bangkok Bank Public Co. Ltd. —NVDR	143,700	836,504
PTT PCL	30,500	353,974

		1,190,478

Turkey—0.15%
Asya Katilim Bankasi A.S. (d)	337,555	478,238

United Kingdom—13.31%
AstraZeneca PLC	79,113	3,844,573
Barclays PLC	1,205,305	4,392,401
GlaxoSmithKline PLC	268,651	5,995,680
Imperial Tobacco Group PLC	273,562	9,472,278
International Power PLC	819,280	4,093,363
National Grid PLC	473,189	4,642,497
Royal Dutch Shell PLC —ADR(c)	112,452	8,271,969
Vodafone Group PLC	1,066,885	3,006,916

		43,719,677

Total Common Stocks & Other Equity Interests (Cost $272,272,641)		305,892,004

Preferred Stocks—2.69%
Brazil—0.11%
Usinas Siderurgicas de Minas Gerais S.A. —Series A —Pfd., 4.69%	49,300	354,345

Germany—2.58%
Porsche Automobil Holding SE —Pfd., 1.41%	110,195	8,466,145

Total Preferred Stocks (Cost $6,727,548)		8,820,490

Money Market Funds—3.80%
Liquid Assets Portfolio — Institutional Class (e)	6,240,666	6,240,666
Premier Portfolio — Institutional Class (e)	6,240,665	6,240,665

Total Money Market Funds (Cost $12,481,331)		12,481,331

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.64% (Cost $291,481,520)		327,193,825

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—5.93%
Liquid Assets Portfolio — Institutional Class (Cost $19,489,660) (e)(f)	19,489,660	19,489,660

TOTAL INVESTMENTS—105.57% (Cost $310,971,180)		346,683,485

OTHER ASSETS LESS LIABILITIES—(5.57)%		(18,294,971)

NET ASSETS—100.00%		$328,388,514

See accompanying notes which are an integral part of this schedule.
Invesco International Core Equity Fund

Investment Abbreviations:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

Pfd. — Preferred

REGS — Regulation S

Notes to Schedule of Investments:

(a) Each unit represents 55 common shares and 50 preferred shares.

(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2011 was $26,399,379, which represented 8.04% of the Trust’s Net Assets.

(c) All or a portion of this security was out on loan at July 31, 2011.

(d) Non-income producing security.

(e) The money market fund and the Fund are affiliated by having the same investment adviser.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco International Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco International Core Equity Fund

A.	Security Valuations —(continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on
Invesco International Core Equity Fund

E.	Foreign Currency Translations —(continued)
securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco International Core Equity Fund

NOTE 2 — Additional Valuation Information-(continued)

	Level 1*	Level 2*	Level 3	Total

Australia	$4,739,193	$16,530,182	$—	$21,269,375
Brazil	4,727,729	—	—	4,727,729
Canada	17,520,294	—	—	17,520,294
China	1,294,979	2,585,165	—	3,880,144
Denmark	4,293,285	—	—	4,293,285
Finland	—	1,858,122	—	1,858,122
France	5,679,567	18,338,792	—	24,018,359
Germany	10,386,688	8,466,145	—	18,852,833
Hong Kong	2,030,170	8,942,695	—	10,972,865
India	1,724,630	—	—	1,724,630
Indonesia	—	534,852	—	534,852
Italy	4,907,909	2,745,416	—	7,653,325
Japan	20,958,061	57,125,919	—	78,083,980
Mexico	1,352,733	—	—	1,352,733
Netherlands	5,016,012	—	—	5,016,012
Norway	—	8,706,886	—	8,706,886
Poland	—	840,178	—	840,178
Russia	663,747	1,383,173	—	2,046,920
South Africa	—	3,124,448	—	3,124,448
South Korea	3,746,247	3,749,054	—	7,495,301
Spain	—	17,908,917	—	17,908,917
Switzerland	—	24,506,838	—	24,506,838
Taiwan	2,245,860	—	—	2,245,860
Thailand	—	1,190,478	—	1,190,478
Turkey	—	478,238	—	478,238
United Kingdom	8,271,969	35,447,708	—	43,719,677
United States	31,970,991	—	—	31,970,991
Vietnam	—	690,215	—	690,215

	$131,530,064	$215,153,421	$—	$346,683,485

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2011 was $66,768,363 and $64,541,962, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$51,864,389

Aggregate unrealized (depreciation) of investment securities	(20,640,046)

Net unrealized appreciation of investment securities	$31,224,343

Cost of investments for tax purposes is $315,459,142.
Invesco International Core Equity Fund

Invesco International Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011

invesco.com/us	IGR-QTR-1 07/11	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—91.52%
Australia—6.50%
BHP Billiton Ltd.	2,025,891	$92,681,900
Brambles Ltd.	5,002,276	38,030,687
Cochlear Ltd.	471,705	36,729,248
CSL Ltd.	1,256,558	42,370,009
QBE Insurance Group Ltd.	2,265,057	40,756,076
WorleyParsons Ltd.	2,354,454	71,163,930

		321,731,850

Belgium—1.54%
Anheuser-Busch InBev N.V.	1,324,932	76,368,192

Brazil—2.24%
Banco Bradesco S.A. -ADR	3,855,791	74,146,861
Petroleo Brasileiro S.A. -ADR	1,198,964	36,844,164

		110,991,025

Canada—5.58%
Agrium Inc.	371,655	32,528,080
Canadian National Railway Co.	502,877	37,711,827
Canadian Natural Resources Ltd.	984,892	39,775,079
Cenovus Energy Inc.	1,246,160	47,913,176
Encana Corp.	113,998	3,344,880
Fairfax Financial Holdings Ltd.	97,818	38,500,542
Suncor Energy, Inc.	1,994,062	76,439,391

		276,212,975

China—1.49%
Industrial & Commercial Bank of China Ltd. -Class H	96,812,000	73,907,616

Denmark—1.65%
Novo Nordisk A.S. -Class B	665,020	81,451,963

France—6.69%
BNP Paribas S.A.	850,840	55,010,711
Cap Gemini S.A.	993,863	48,772,113
Cie Generale des Etablissements Michelin -Class B	406,961	34,085,919
Danone S.A.	880,404	62,647,649
Eutelsat Communications S.A.	765,744	33,020,785
Lafarge S.A.	554,161	29,575,599
Publicis Groupe S.A.	497,842	25,269,955
Schneider Electric S.A.	76,046	10,959,382
Total S.A.	584,453	31,504,145

		330,846,258

Germany—6.47%
Adidas AG	980,607	72,870,586
Bayer AG	505,286	40,610,548
Bayerische Motoren Werke AG	560,295	56,215,148
Fresenius Medical Care AG & Co. KGaA	707,323	54,255,299
SAP AG	968,800	60,761,068
Volkswagen AG	176,762	35,322,875

		320,035,524

Hong Kong—1.52%
Hutchison Whampoa Ltd.	5,003,000	58,195,355
Li & Fung Ltd.	10,244,000	17,092,766

		75,288,121

India—0.95%
Infosys Ltd.	747,773	46,889,571

Israel—1.60%
Teva Pharmaceutical Industries Ltd. -ADR	1,694,263	79,020,426

Japan—9.97%
Canon Inc.	1,774,400	86,295,845
Denso Corp.	1,805,300	64,372,102
Fanuc Corp.	311,200	58,957,438
Keyence Corp.	175,800	49,650,693
Komatsu Ltd.	1,134,545	35,400,760
Nidec Corp.	553,502	55,022,666
Toyota Motor Corp.	1,406,300	57,560,259
Yamada Denki Co., Ltd.	1,073,437	85,757,828

		493,017,591

Mexico—2.95%
America Movil SAB de C.V., Series L -ADR	2,442,982	63,028,936
Fomento Economico Mexicano, S.A.B. de C.V. — ADR	677,541	49,033,642
Grupo Televisa S.A. -ADR	1,524,271	33,823,573

		145,886,151

Netherlands—2.12%
Koninklijke (Royal) KPN N.V.	542,054	7,747,254
Koninklijke Ahold N.V.	3,488,398	46,410,250
Unilever N.V.	1,550,783	50,474,962

		104,632,466

Russia—1.46%
Gazprom -ADR	3,862,109	54,653,358
VimpelCom Ltd. -ADR	1,410,510	17,490,324

		72,143,682

Singapore—2.81%
Keppel Corp. Ltd.	8,096,548	74,235,949
United Overseas Bank Ltd.	3,824,000	64,945,436

		139,181,385

South Korea—2.59%
Hyundai Mobis	192,961	69,563,862

See accompanying notes which are an integral part of this schedule.
Invesco International Growth Fund

	Shares	Value

South Korea—(continued)
NHN Corp. (a)	293,842	$58,541,482

		128,105,344

Sweden—3.82%
Kinnevik Investment A.B. -Class B	1,113,056	25,609,709
Swedbank A.B. -Class A	3,023,098	52,904,023
Telefonaktiebolaget LM Ericsson -Class B	4,571,718	57,192,381
Volvo A.B. -Class B	3,313,507	53,286,037

		188,992,150

Switzerland—8.03%
ABB Ltd. (a)	1,917,809	45,811,623
Julius Baer Group Ltd. (a)	1,207,100	50,824,320
Nestle S.A.	1,448,417	92,052,144
Novartis AG	1,348,747	82,602,944
Roche Holding AG	405,459	72,608,198
Syngenta AG (a)	167,466	53,357,813

		397,257,042

Taiwan—1.85%
Hon Hai Precision Industry Co., Ltd.	11,129,404	31,740,997
Taiwan Semiconductor Manufacturing Co. Ltd.	23,903,887	59,641,677

		91,382,674

Turkey—0.60%
Akbank T.A.S.	6,853,777	29,911,830

United Kingdom—19.09%
BG Group PLC	2,969,252	69,853,018
British American Tobacco PLC	1,535,671	70,787,241
Centrica PLC	12,196,925	61,086,167
Compass Group PLC	9,961,969	93,441,525
Imperial Tobacco Group PLC	2,556,862	88,533,161
Informa PLC	6,429,861	42,364,342
International Power PLC	9,199,659	45,964,197
Kingfisher PLC	10,690,699	44,105,781
Next PLC	1,345,904	52,253,539
Reed Elsevier PLC	6,501,665	58,851,288
Royal Dutch Shell PLC -Class B	1,795,003	65,561,726
Shire PLC	1,614,603	55,925,161
Smith & Nephew PLC	4,293,391	45,044,228
Tesco PLC	9,488,973	59,499,565
Vodafone Group PLC	18,173,896	51,221,435
WPP PLC	3,541,328	39,983,074

		944,475,448

Total Common Stocks & Other Equity Interests (Cost $3,364,073,378)		4,527,729,284

Money Market Funds—8.39%
Liquid Assets Portfolio — Institutional Class (b)	207,626,507	207,626,507
Premier Portfolio — Institutional Class (b)	207,626,508	207,626,508

Total Money Market Funds (Cost $415,253,015)		415,253,015

TOTAL INVESTMENTS—99.91% (Cost $3,779,326,393)		4,942,982,299

OTHER ASSETS LESS LIABILITIES—0.09%		4,324,306

NET ASSETS—100.00%		$4,947,306,605

Investment Abbreviations:

ADR — American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco International Growth Fund

A.	Security Valuations —(continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
Invesco International Growth Fund

E.	Foreign Currency Contracts —(continued)
value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$150,263,187	$171,468,663	$—	$321,731,850
Belgium	—	76,368,192	—	76,368,192
Brazil	110,991,025	—	—	110,991,025
Canada	276,212,975	—	—	276,212,975
China	—	73,907,616	—	73,907,616
Denmark	81,451,963	—	—	81,451,963
France	10,959,382	319,886,876	—	330,846,258
Germany	157,586,764	162,448,760	—	320,035,524
Hong Kong	—	75,288,121	—	75,288,121
India	—	46,889,571	—	46,889,571
Israel	79,020,426	—	—	79,020,426
Japan	85,757,828	407,259,763	—	493,017,591
Mexico	145,886,151	—	—	145,886,151
Netherlands	58,222,216	46,410,250	—	104,632,466
Russia	17,490,324	54,653,358	—	72,143,682
Singapore	64,945,436	74,235,949	—	139,181,385
South Korea	128,105,344	—	—	128,105,344
Sweden	—	188,992,150	—	188,992,150
Switzerland	—	397,257,042	—	397,257,042
Taiwan	91,382,674		—	91,382,674
Turkey	—	29,911,830	—	29,911,830
United Kingdom	—	944,475,448	—	944,475,448
United States	415,253,015	—	—	415,253,015

	$1,873,528,710	$3,069,453,589	$—	$4,942,982,299

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
Invesco International Growth Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2011 was $764,917,754 and $720,297,336, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,206,203,174

Aggregate unrealized (depreciation) of investment securities	(42,803,020)

Net unrealized appreciation of investment securities	$1,163,400,154

Cost of investments for tax purposes is $3,779,582,145.
Invesco International Growth Fund

Item 2. Controls and Procedures.
(a)	As of September 16, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 16, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM International Mutual Funds (Invesco International Mutual Funds)
By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: September 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: September 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: September 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.